Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Taxes
Income tax expense (benefit)	$ (2,094)	$ 1,576
Effective tax rate	30.10%	189.10%
Statutory federal income tax rate	21.00%